Leases - Summary Of Weighted Average In Operating Leases (Details)	Mar. 31, 2025	Mar. 31, 2024
Lessee Operating Leases [Line Items]
Operating leases, Weighted Average Remaining Lease Term	9 years	9 years 4 months 24 days
Operating leases, Weighted Average Discount Rate	5.54%	5.37%